SHARE INCENTIVE PLAN (Details) $ / shares in Units, $ in Thousands															1 Months Ended	12 Months Ended
	Dec. 06, 2023 shares	Apr. 21, 2023	Oct. 01, 2022 shares	Jul. 01, 2022 shares	Apr. 01, 2022 shares	Jan. 01, 2022 shares	Oct. 01, 2021 shares	Jul. 05, 2021 trust shares	May 31, 2021 shares	May 28, 2021 shares	Nov. 01, 2020 shares	Sep. 08, 2020 shares	Jun. 08, 2020 shares	Jun. 15, 2017 Y shares installment $ / shares	Apr. 30, 2023 shares $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	May 27, 2021 shares
Nortye Talent Limited
SHARE INCENTIVE PLAN
Number of shares issued																		9,000,000
Nortye International Limited
SHARE INCENTIVE PLAN
Number of shares issued																		6,000,000
Adlai Hangzhou Scheme
SHARE INCENTIVE PLAN
Expected life of options (year) | Y														5
Share-based payment expenses | $																$ 0	$ 0	$ 81
Adlai Hangzhou Scheme | Awards vesting on the anniversary date one year after the vesting commencement date
SHARE INCENTIVE PLAN
Vesting percentage														25.00%
Adlai Hangzhou Scheme | Vesting subsequently in three equal annual instalments
SHARE INCENTIVE PLAN
Vesting percentage														75.00%
Number of equal annual instalments | installment														3
Adlai Hangzhou Scheme | Management and employees
SHARE INCENTIVE PLAN
Exercise price per share | $ / shares														$ 7
Vesting period														4 years
Adlai Hangzhou Scheme | Management and employees | Maximum
SHARE INCENTIVE PLAN
Number of awards granted														1,220,000
Adlai Hangzhou Scheme | Management
SHARE INCENTIVE PLAN
Fair value of awards granted | $ / shares														$ 0.083
Adlai Hangzhou Scheme | Employees
SHARE INCENTIVE PLAN
Fair value of awards granted | $ / shares														$ 0.0765
Adlai Share Incentive Plan
SHARE INCENTIVE PLAN
Expected life of options (year)	10.00	10.00	10.00	10.00	10.00	10.00
Fair value of awards granted | $																2,231	6,913
Share-based payment expenses | $																$ 4,330	$ 6,082
Period of plan													10 years
Maximum aggregate number of shares reserved for issuance										15,000,000						15,000,000	15,000,000		11,000,000
Minimum percentage of fair market value on the grant date for exercise price of share options										100.00%
Minimum period for not exercise of stock options from the listing date										6 months
Number of trusts established to facilitate the administration of the plan | trust								2
Options forfeited/cancelled																(50,116)	(82,550)
Antidilutive securities								15,000,000
Number of options granted																499,114	1,957,208
Adlai Share Incentive Plan | Nortye Talent Limited
SHARE INCENTIVE PLAN
Number of shares issued								9,000,000
Adlai Share Incentive Plan | Nortye International Limited
SHARE INCENTIVE PLAN
Number of shares issued								6,000,000
Adlai Share Incentive Plan | Maximum
SHARE INCENTIVE PLAN
Maximum aggregate number of shares reserved for issuance													4,000,000
Adlai Share Incentive Plan | Management and employees
SHARE INCENTIVE PLAN
Vesting commencement date														1 year
Adlai Share Incentive Plan | Executives, employees and consultants
SHARE INCENTIVE PLAN
Number of awards granted							412,000		3,348,483		2,560,730	1,435,000
Adlai Share Incentive Plan | Certain new employees
SHARE INCENTIVE PLAN
Number of options granted	121,200					83,500
Adlai Share Incentive Plan | Certain employees and managers
SHARE INCENTIVE PLAN
Number of options granted	25,414					376,172
Adlai Share Incentive Plan | Certain new employees, promoted employees and senior managers
SHARE INCENTIVE PLAN
Number of options granted					1,077,800
Adlai Share Incentive Plan | Three consultants
SHARE INCENTIVE PLAN
Number of options granted					33,336
Adlai Share Incentive Plan | Five new employees
SHARE INCENTIVE PLAN
Number of options granted			179,200	207,200
Share Incentive Plan 2020 | Employees
SHARE INCENTIVE PLAN
Exercise price per share | $ / shares															$ 2.20
Number of options granted															352,500
Share Incentive Plan 2023
SHARE INCENTIVE PLAN
Maximum aggregate number of shares reserved for issuance															15,000,000